Special Charges, Net Narrative (Details) (USD $)	3 Months Ended	12 Months Ended			13 Months Ended	3 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2014	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 9,713,000	$ 8,633,000
Restructuring and Related Cost, Cost Incurred to Date					12,800,000
Goodwill impairment	7,600,000	(6,851,000)	0
Non-cash impairment charge		6,851,000	2,213,000	0
Argentina Subsidiary
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		14,400,000			14,400,000	14,400,000
Argentina Subsidiary [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges		6,900,000
Successor
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge						2,200,000
Minimum | Integrate and Optimize the Combined Footprint after Fiberweb Acquisition
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges		16,000,000
Maximum | Integrate and Optimize the Combined Footprint after Fiberweb Acquisition
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges		$ 23,000,000